Unaudited Condensed Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)		Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Mar. 15, 2021
Balance (in Shares) at Mar. 15, 2021
Net income (loss)				(3,559)	(3,559)
Balance at Dec. 31, 2021				(3,559)	(3,559)
Balance (in Shares) at Dec. 31, 2021
Common stock issued to initial stockholders	[1]	$ 287	24,713		25,000
Common stock issued to initial stockholders (in Shares)	[1]	2,875,000
Net income (loss)				(5,010)	(5,010)
Balance at Mar. 31, 2022		$ 287	24,713	(8,569)	16,431
Balance (in Shares) at Mar. 31, 2022		2,875,000
Balance at Dec. 31, 2021				(3,559)	(3,559)
Balance (in Shares) at Dec. 31, 2021
Accretion of common stock to redemption value			(24,113,412)	(5,274,645)	(29,388,057)
Common stock issued to initial stockholders		$ 287	24,713		25,000
Common stock issued to initial stockholders (in Shares)		2,875,000
Sale of public units in initial public offering		$ 1,150	114,998,850		115,000,000
Sale of public units in initial public offering (in Shares)		11,500,000
Sale of private placement units		$ 53	5,299,947		5,300,000
Sale of private placement units (in Shares)		530,000
Sale of unit purchase option to underwriter			100		100
Underwriter commissions			(7,187,500)		(7,187,500)
Offering costs			(462,536)		(462,536)
Warrant Liabilities			(587,717)		(587,717)
Reclassification of common stock subject to redemption		$ (1,150)	(94,873,850)		(94,875,000)
Reclassification of common stock subject to redemption (in Shares)		(11,500,000)
Allocation of offering costs to common stock subject to redemption			6,901,405		6,901,405
Net income (loss)				1,233,352	1,233,352
Balance at Dec. 31, 2022		$ 340		(4,044,852)	(4,044,512)
Balance (in Shares) at Dec. 31, 2022		3,405,000
Accretion of common stock to redemption value				(1,322,195)	(1,322,195)
Exercise tax liability				(631,696)	(631,696)
Reclassification of common stock subject to redemption					(63,169,451)
Net income (loss)				1,120,611	1,120,611
Balance at Mar. 31, 2023		$ 340		$ (4,878,132)	$ (4,877,792)
Balance (in Shares) at Mar. 31, 2023		3,405,000

[1]	Includes up to 375,000 shares of common stock subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part (see Note 5). As a result of the underwriters’ full exercise their over-allotment option, no insider shares are currently subject to forfeiture after April 7, 2022.